OTHER (LOSSES) GAINS	12 Months Ended
Dec. 31, 2023
OTHER (LOSSES) GAINS
OTHER (LOSSES) GAINS

29  – OTHER (LOSSES) GAINS

Other (losses) gains are detailed as follows:

	01.01.2023		01.01.2022		01.01.2021
Description	12.31.2023		12.31.2022		12.31.2021
	ThCh$		ThCh$		ThCh$
Other gains and losses*	(15,909,117)	(1)	(24,983,899)	(2)	—
Total	(15,909,117)		(24,983,899)		—

(1) a) Losses for CLP 25,530,162 are recorded due to the assignment of a loan owned by Embotelladora Andina S.A. to a financial institution with a discount. The credit of Embotelladora Andina was originally generated as a result of dividends from subsidiaries declared in Argentine pesos. b) In addition to the foregoing, a water source in the Brazilian Operation has been disposed of, generating a gain in the amount of CLP 9,750,769.

(2) Losses for CLP 24,982,887 were recorded due to the assignment of a loan owned by Embotelladora Andina S.A. to a financial institution with a discount. The credit of Embotelladora Andina was originally generated as a result of dividends from subsidiaries declared in Argentine pesos.